UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED September 30, 2011

                          Check here if Amendment [ ]
                        This Amendment No.  (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                Oppenheimer + Close, Inc.
Address:             119 West 57th Street, Suite 1515, New York, New York 10019
Form 13F File Number: 28-14102

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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Carl K Oppenheimer
Title: President of Oppenheimer + Close, Inc.
Phone: (212) 489-7527 for Carl K. Oppenheimer


Signature, Place, and Date of Signing:

Oppenheimer + Close, Inc.
  By: Mr. Carl K. Oppenheimer, President
      By: /s/ Carl K Oppenheimer
          New York, New York
          October 31, 2011


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0
Form 13F Information Table Entry Total: 65
Form 13F Information Table Value Total: 102,187 (thousands)

List of Other Included Managers:  NONE

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                                              FORM 13F INFORMATION TABLE
           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4           COLUMN 5 COLUMN 6 COLUMN 7         COLUMN 8
------------------------------ -------------- --------- -------- ------------------ -------- -------- ------------------------
                                  TITLE OF                VALUE  SHARES OR SH/ PUT/  INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER              CLASS       CUSIP   (x$1000)  PRN AMT  PRN CALL  DSCRTN  MANAGERS   SOLE   SHARED   NONE
                                                                                      <F1>
------------------------------ -------------- --------- -------- --------- --- ---- -------- -------- ------- ------- --------
BARRICK GOLD CORP              COM            067901108 2769     59363     SH       SOLE              3608            55755
ALLIED HEALTHCARE PR           COM            019222108 794      203995    SH       SOLE              203995
AVATAR HLDGS INC COM           COM            053494100 732      89511     SH       SOLE              59568           29943
BANK AMER CORP COM             COM            060505104 520      84950     SH       SOLE              84950
BCSB BANCORP INC COM           COM            055367106 400      34000     SH       SOLE              34000
BERKSHIRE HILLS                COM            084680107 454      24580     SH       SOLE              24580
BOLT TECH CORP                 COM            097698104 957      95300     SH       SOLE              95300
BRT REALTY TRUST               SH BEN INT     055645303 516      83005     SH       SOLE              83005
SEACOR HOLDINGS INC            COM            811904101 4385     54670     SH       SOLE              16650           38020
CMS BANCORP INC COM            COM            12600U102 113      16218     SH       SOLE              16218
COLONIAL FINL SVCS             COM            19566B101 756      61186     SH       SOLE              61186
CORE MARK HLDG CO              COM            218681104 937      30600     SH       SOLE              30600
CLIFTON SVGS BANCORP           COM            18712Q103 220      24067     SH       SOLE              24067
CISCO SYSTEMS INC              COM            17275R102 5572     359710    SH       SOLE              172290          187420
CONS TOMOKA LAND CO            COM            210226106 430      16372     SH       SOLE              16372
CPI AEROSTRUCTURES             COM            125919308 1242     130750    SH       SOLE              130750
CHEVRON CORP NEW COM           COM            166764100 225      2435      SH       SOLE                              2435
EAGLE BANCORP MONT             COM            26942G100 1528     145110    SH       SOLE              145110
EVOLUTION PETE CORP            COM            30049A107 185      26200     SH       SOLE              26200
ENSCO PLC                      SPONSORED ADR  29358Q109 995      24600     SH       SOLE              24200           400
FIRST CONN BANCORP             COM            319850103 378      33418     SH       SOLE              33418
FEDFIRST FINL CORP             COM            31429C101 1398     97782     SH       SOLE              97782
GOODRICH PETE CORP             COM            382410405 244      20650     SH       SOLE              20650
MARKET VECTORS ETF             GOLD MINERS ETF57060U100 11716    212290    SH       SOLE              163970          48320
SPDR GOLD TR                   GOLD SHS       78463V107 8770     55488     SH       SOLE              38768           16720
GREENLIGHT CAPITAL             CLASS A        G4095J109 225      10830     SH       SOLE              10830
CORNING INC COM                COM            219350105 710      57450     SH       SOLE              57450
GRIFFIN LD &                   COM            398231100 295      11489     SH       SOLE              11489
HOME BANCORP INC               COM            43689E107 896      61591     SH       SOLE              61591
HAMPDEN BANCORP INC            COM            40867E107 394      29900     SH       SOLE              29900
HARDINGE INC                   COM            412324303 1089     132210    SH       SOLE              132210
HOPFED BANCORP INC             COM            439734104 811      141615    SH       SOLE              141615
HOME FED BANCORP INC           COM            43708L108 1380     99961     SH       SOLE              99961
HELMERICH & PAYNE              COM            423452101 2540     62570     SH       SOLE              20540           42030
INSTEEL INDS INC COM           COM            45774W108 1229     122012    SH       SOLE              122012
INTEL CORP COM                 COM            458140100 350      16400     SH       SOLE              16400
IF BANCORP INC COM             COM            44951J105 1119     101279    SH       SOLE              101279
JOHNSON & JOHNSON              COM            478160104 5416     85041.2512SH       SOLE              25035           60006
LOUISIANA BANCORP              COM            54619P104 165      10400     SH       SOLE              10400
MALVERN FED BANCORP            COM            561410101 376      68400     SH       SOLE              68400
3M CO COM                      COM            88579Y101 3750     52233     SH       SOLE              6470            45763
MICROSOFT CORP                 COM            594918104 5023     201805    SH       SOLE              100750          101055
NORTHEAST CMNTY                COM            664112109 368      59787     SH       SOLE              59787
NEWMONT MNG CORP COM           COM            651639106 3160     50193     SH       SOLE              1355            48838
NEWPORT BANCORP INC            COM            651754103 203      16200     SH       SOLE              16200
NUCOR CORP COM                 COM            670346105 677      21400     SH       SOLE              21400
NAUGATUCK VY FINL              COM            63906P107 1455     187478    SH       SOLE              187478
NORWOOD FINL CORP              COM            669549107 473      19445.9992SH       SOLE              19446
QUANEX BLDG PRODS              COM            747619104 600      54800     SH       SOLE              54800
OBA FINANCIAL                  COM            67424G101 1268     86495     SH       SOLE              86495
OCONEE FED FINL CORP           COM            675607105 587      53600     SH       SOLE              53600
ORITANI FINL CORP              COM            68633D103 1178     91600     SH       SOLE              91600
OCEAN SHORE HLDG CO            COM            67501R103 2197     205163    SH       SOLE              205163
PEOPLES FEDERAL                COM            711037101 348      27000     SH       SOLE              27000
PFIZER INC COM                 COM            717081103 2142     121145    SH       SOLE              24642           96503
PROVIDENCE &                   COM            743737108 1452     115396    SH       SOLE              115396
ETFS GOLD TR                   SHS            26922Y105 274      1700      SH       SOLE              1200            500
STATE INVS BANCORP             COM            857030100 859      76186     SH       SOLE              76186
SI FINL GROUP INC MD           COM            78425V104 2523     267800    SH       SOLE              267800
ISHARES SILVER TR              ISHARES        46428Q109 280      9700      SH       SOLE              3000            6700
SP BANCORP INC COM             COM            78468K106 1055     98176     SH       SOLE              98176
SUPERIOR INDUSTRIES            COM            868168105 6721     434985    SH       SOLE              224560          210425
SAFEWAY INC COM NEW            COM            786514208 524      31500     SH       SOLE              31500
WAL MART STORES INC            COM            931142103 1272     24500     SH       SOLE              24500
EXXON MOBIL CORP COM           COM            30231G102 567      7800      SH       SOLE                              7800





<F1>
Certain holdings reported as "Sole" under Column 6 are managed by Oppvest, LLC and Oppvest II, LLC, which are managed by the same individuals as Oppenheimer & Close, Inc. and are considered to be part of the registered investment adviser.

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